Supplement dated Oct. 7, 2004* to the following prospectus:

            American Express Innovations(SM) Select Variable Annuity
                         dated April 30, 2004 -- 45304 A

            This supplement combines and supersedes Supplement Nos.:
                          45304-2 A dated Aug. 13, 2004
                          45304-4 A dated July 9, 2004
                           45304-3 A dated May 5, 2004
Expense Summary


For applications signed on or after Oct. 7, 2004, the current fee for each Income Assurer Benefit(SM) Rider is reduced. In addition, the guaranteed maximum fee for the Guarantor(SM) Withdrawal Benefit and the Income Assurer Benefit(SM) Riders are reduced for both new and existing contract holders.


If you select one of these riders, the current fee will not change after the rider effective date unless one of the following events occurs:

o you choose the annual Elective Step Up option (Guarantor(SM) Withdrawal Benefit Rider only)

o you change your Portfolio Navigator asset allocation model after we have exercised our right to increase the fee for new contract holders, or

o you change your Portfolio Navigator asset allocation model after we have exercised our right to charge a separate fee for each model.

If one of these events occurs and if we have exercised our right to increase the fee, you will pay the fee we then charge not to exceed the guaranteed maximum fee.

The table below reflects the changes to the current and guaranteed maximum fees. This table replaces and supersedes the portion of the Other Annual Expenses table found on p. 8 of the prospectus and any reference in the prospectus to these fees.


OTHER ANNUAL EXPENSES (p. 8)
                                                                                          Maximum                   Current
Guarantor(SM) Withdrawal Benefit Rider                                                     1.50%                     0.55%
(As a percentage of the contact value charged annually on the contract anniversary)
Income Assurer Benefit(SM) - Maximum Anniversary Value (MAV) Rider                         1.50%                     0.30%
Income Assurer Benefit(SM) - 5% Accumulation Benefit Base Rider                            1.75%                     0.60%
Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base Rider          2.00%                     0.65%


(As a percentage of the guaranteed income benefit base charged annually on the contract anniversary)


The Maximum Expenses table has been revised to reflect the reduced maximum guaranteed fees described above. The Maximum Expenses table below replaces the table found on p. 12 of the prospectus.


Examples (p. 12)

These examples assume that you invest $10,000 in the contract for the time periods indicated. These examples also assume that your investment has a 5% return each year.

Maximum Expenses. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds. They assume that you select the MAV Death Benefit, the Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base and the Benefit Protector(SM) Plus(1). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                                                           If you do not withdraw your contract
                                                    If you withdraw your contract         or if you select an annuity payout plan
                                              at the end of the applicable time period:  at the end of the applicable time period:
Nonqualified Annuity                           1 year    3 years    5 years   10 years     1 year    3 years    5 years   10 years
Seven-year withdrawal charge schedule       $1,416.31  $2,566.31  $3,739.84  $6,429.54    $616.31  $1,866.31  $3,139.84  $6,429.54
Five-year withdrawal charge schedule         1,436.81   2,524.45   3,431.00   6,581.98     636.81   1,924.45   3,231.00   6,581.98

Qualified Annuity                              1 year    3 years    5 years   10 years     1 year    3 years    5 years   10 years
Seven-year withdrawal charge schedule       $1,400.94  $2,522.54  $3,670.93  $6,313.03    $600.94  $1,822.54  $3,070.93  $6,313.03
Five-year withdrawal charge schedule         1,421.44   2,480.86   3,362.70   6,467.96     621.44   1,880.86   3,162.70   6,467.96

(1)  Because  this  example  is  intended  to  illustrate   the  most  expensive
     combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.

The Variable Account and the Funds

The following FUND NAME change is effective July 9, 2004 (p.20):

FROM:                                  TO:
-------------------------------------- -----------------------------------------
AXP(R) Variable Portfolio - Capital    AXP(R) Variable Portfolio - Large Cap
Resource Fund                          Equity Fund
-------------------------------------- -----------------------------------------

The following FUND NAME and SUBADVISER changes are effective July 9, 2004
(p.20):

FROM:

-------------------------------------- -----------------------------------------
Fund Name                              Investment Adviser
-------------------------------------- -----------------------------------------
AXP(R) Variable Portfolio - Emerging   American Express Financial Corp.
Markets Fund                           (AEFC), adviser;  American Express
                                       Asset Management International, Inc.,
                                       a wholly-owned subsidiary of AEFC,
                                       subadviser.
-------------------------------------- -----------------------------------------
AXP(R) Variable Portfolio -            AEFC, adviser; American Express Asset
International Fund                     Management International, Inc., a
                                       wholly-owned subsidiary of AEFC,
                                       subadviser.
-------------------------------------- -----------------------------------------

TO:

-------------------------------------- -----------------------------------------
Fund Name                              Investment Adviser
-------------------------------------- -----------------------------------------
AXP(R) Variable Portfolio -            AEFC, adviser; Threadneedle
Threadneedle Emerging Markets Fund     International Limited (Threadneedle),
                                       an indirect wholly-owned subsidiary of
                                       AEFC.
-------------------------------------- -----------------------------------------
AXP(R) Variable Portfolio -            AEFC, adviser; Threadneedle, an
Threadneedle International Fund        indirect wholly-owned subsidiary of
                                       AEFC.
-------------------------------------- -----------------------------------------

AEFC serves as the investment manager to the Fund and is responsible for oversight of the Fund's investment process and for administration of the Fund. AEFC has entered into an agreement with Threadneedle, an indirect wholly-owned subsidiary of AEFC, to act as subadviser to the Fund.


Buying Your Contract

PURCHASE PAYMENTS

This section is revised to read:

For contracts issued in Alabama, purchase payments are limited and may not be made after the first contract anniversary.

For contracts issued in Massachusetts and Washington, purchase payments are limited and you may not make purchase payments after the third contract anniversary.


Optional Benefits

Guarantor(SM) Withdrawal Benefit Rider (p. 46)

For applications signed on or after Aug. 13, 2004, the restriction that the Guarantor(SM) Withdrawal Benefit can not be purchased with the Return of Purchase Payments (ROP) Death Benefit is removed. The Guarantor(SM) Withdrawal Benefit may be purchased with any one of the contract death benefits which include: ROP Death Benefit, MAV Death Benefit, 5% Accumulation Death Benefit and Enhanced Death Benefit.

Income Assurer Benefit(SM) Riders (p. 49)


For applications signed on or after Oct. 7, 2004, the restriction that the Income Assurer Benefit(SM) can not be purchased with the ROP Death Benefit is removed. The Income Assurer Benefit(SM) may be purchased with any one of the contact death benefits described above.


Exercising the Rider (p. 51)

The third bullet point under this section is revised as follows:

o you can only take an annuity payment in one of the following annuity payment plans:

   (1) Plan A - Life Annuity - No Refund;

   (2) Plan B - Life Annuity with Ten or Twenty Years Certain;

   (3) Plan D - Joint and Last Survivor Life Annuity - No Refund;

   (4) Plan D - Joint and Last Survivor Life Annuity with Twenty Years Certain;
       or

   (5) Plan E - Twenty Years Certain.


5% Variable Account Floor (p. 53)

The 200% cap on the 5% Variable Account Floor that is calculated for the Income Assurer Benefit(SM) - 5% Accumulation Benefit Base and the Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base is removed. The 200% cap is removed for both new and existing contract holders. The following supersedes the definition of the 5% Variable Account Floor found on p. 53 of the prospectus:

5% Variable Account Floor - is equal to the contract value in the excluded investment options plus the variable account floor.

On any day after the first contract anniversary following the effective date of this rider, when you allocate additional purchase payments and purchase payment credits to or withdraw or transfer amounts from the protected investment options, we adjust the variable account floor by adding the additional purchase payment and purchase payment credit and subtracting adjusted withdrawals and adjusted transfers. On each subsequent contract anniversary after the first anniversary of the effective date of this rider, prior to the earlier of your or the annuitant's 81st birthday, we increase the variable account floor by adding the amount ("roll-up amount") equal to 5% of the prior contract anniversary's variable account floor.

The amount of purchase payment and purchase payment credits withdrawn from or transferred between the excluded investment options and the protected investment options is calculated as (a) times (b) where:

(a) is the amount of purchase payment and purchase payment credits in the investment options being withdrawn or transferred on the date of but prior to the current withdrawal or transfer; and

(b) is the ratio of the amount of the transfer or withdrawal to the value in the investment options being withdrawn or transferred on the date of (but prior to) the current withdrawal or transfer.

The roll-up amount prior to the first anniversary is zero. Also, the roll-up amount on every anniversary after the earlier of your or the annuitant's 81st birthday is zero.

Adjusted withdrawals and adjusted transfers for the variable account floor are equal to the amount of the withdrawal or transfer from the protected investment options as long as the sum of the withdrawals and transfers from the protected investment options in a contract year do not exceed the roll-up amount from the prior contract anniversary.

If the current withdrawal or transfer from the protected investment options plus the sum of all prior withdrawals and transfers made from the protected investment options in the current policy year exceeds the roll-up amount from the prior contract anniversary we will calculate the adjusted withdrawal or adjusted transfer for the variable account floor as the result of (a) plus [(b) times (c)] where:

(a) is the roll-up amount from the prior contract anniversary less the sum of any withdrawals and transfers made from the protected investment options in the current policy year but prior to the current withdrawal or transfer. However, (a) can not be less than zero; and

(b) is the variable account floor on the date of (but prior to) the current withdrawal or transfer from the protected investment options less the value from (a); and

(c) is the ratio of [the amount of the current withdrawal (including any withdrawal charges) or transfer from the protected investment options less the value from (a)] to [the total in the protected investment options on the date of (but prior to) the current withdrawal or transfer from the protected investment options less the value from (a)].


Appendix E: Example -- Guarantor(SM) Withdrawal Benefit Rider (p. 98)

This appendix is revised as follows:

Example of the Guarantor(SM) Withdrawal Benefit

Assumptions:

o You purchase the contract on Jan. 1, 2004 with a payment of $100,000, and you select a 7-year withdrawal charge schedule.

o  We add a purchase payment credit of $1,000 to your contract.

   The Guaranteed Benefit Amount (GBA) equals your purchase payment  plus the
   purchase payment credit:                                                              $101,000

   The Guaranteed Benefit Payment (GBP) equals 7% of your GBA:
      0.07 x $101,000 =                                                                    $7,070

   The Remaining Benefit Amount (RBA) equals your purchase payment  plus the
   purchase payment credit:                                                              $101,000

   On Jan. 1, 2005 the contract value grows to $110,000. You decide to step up your benefit.

   The RBA equals 100% of your contract anniversary value:                               $110,000

   The GBA equals 100% of your contract anniversary value:                               $110,000

   The GBP equals 7% of your stepped-up GBA:
      0.07 x $110,000 =                                                                    $7,700

   On July 1, 2007 you decide to take a partial withdrawal of $7,700.

   You took a partial withdrawal equal to your GBP, so your RBA equals the prior
   RBA less the amount of the partial withdrawal:
      $110,000 - $7,700 =                                                                $102,300

   The GBA equals the GBA immediately prior to the partial withdrawal:                   $110,000

   The GBP equals 7% of your GBA:
      0.07 x $110,000 =                                                                    $7,700

   On Jan. 1, 2008 you make an additional purchase payment of $50,000.

   We add a purchase payment credit of $500 to your contract.

   The new RBA for the contract is equal to your prior RBA plus 100% of the additional purchase payment and purchase payment credit:
      $102,300 + $50,500 =                                                               $152,800

   The new GBA for the contract is equal to your prior GBA plus 100% of the additional purchase payment and purchase payment credit:
      $110,000 + $50,500 =                                                               $160,500

   The new GBP for the contract is equal to your prior GBP plus 7% of the additional purchase payment and purchase payment credit:
      $7,700 + $3,535 =                                                                   $11,235

   On Jan. 1, 2009 your contract value grows to $200,000. You decide to step up your benefit.

   The RBA equals 100% of your contract anniversary value:                               $200,000

   The GBA equals 100% of your contract anniversary value:                               $200,000

   The GBP equals 7% of your stepped-up GBA:
      0.07 x $200,000 =                                                                   $14,000

   On July 1, 2010 your contract value grows to $230,000. You decide to take a partial withdrawal of $20,000. You took more than your GBP of $14,000 so your RBA gets reset to the lesser of:

      (1) your contract value immediately following the partial withdrawal;
             $230,000 - $20,000 =                                                        $210,000

      OR

      (2) your prior RBA less the amount of the partial withdrawal.
             $200,000 - $20,000 =                                                        $180,000

   Reset RBA = lesser of (1) or (2) =                                                    $180,000

   The GBA gets reset to the lesser of:

      (1) your prior GBA                                                                 $200,000

      OR

      (2) the greater of:

          a. your contract value immediately following the partial withdrawal;
                $230,000 - $20,000 =                                                     $210,000

          OR

          b. your Reset RBA.                                                             $180,000

      Greater of a. or b. =                                                              $210,000

   Reset GBA = lesser of (1) or (2) =                                                    $200,000

   The Reset GBP is equal to 7% of your Reset GBA:
      0.07 x $200,000 =                                                                   $14,000

   On July 1, 2012 your contract value falls to $175,000. You decide to take a partial withdrawal of $25,000. You took more than your GBP of $14,000 so your RBA gets reset to the lesser of:

      (1) your contract value immediately following the partial withdrawal;
             $175,000 - $25,000 =                                                        $150,000

      OR

      (2) your prior RBA less the amount of the partial withdrawal.
             $180,000 - $25,000 =                                                        $155,000

   Reset RBA = lesser of (1) or (2) =                                                    $150,000

   The GBA gets reset to the lesser of:

      (1) your prior GBA;                                                                $200,000

      OR

      (2) the greater of:

          a. your contract value immediately following the partial withdrawal;
                $175,000 - $25,000 =                                                     $150,000

          OR

          b. your Reset RBA.                                                             $150,000

      Greater of a. or b. =                                                              $150,000

   Reset GBA = lesser of (1) or (2) =                                                    $150,000

   The Reset GBP is equal to 7% of your Reset GBA:
      0.07 x $150,000 =                                                                   $10,500

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

45304-5 A (10/04)

* Valid until next prospectus update.
Destroy May 1, 2005